Stock Based Compensation - Restricted and Unrestricted Stock Awards (Details) - Restricted And Unrestricted Stock Awards - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 28, 2014	Dec. 29, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, shares	0	17	34	0
Outstanding, Weighted Average Fair Value	$ 0.00	$ 56.80	$ 57.58	$ 0.00
Grants in period, shares	12	6	38
Grants in period, Weighted Average Fair Value	$ 60.07	$ 77.40	$ 57.50
Vested in period, shares	(27)	(23)	(4)
Vested in period, Weighted Average Fair Value	$ 58.24	$ 63.74	$ 56.90
Forfeitures in Period, shares	(2)
Forfeitures in Period, Weighted Average Fair Value	$ 56.80
Outstanding and nonvested, Weighted Average Remaining Contractual Term (in years)	0 years	1 year	2 years